CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
Schedule of cash and cash equivalents

	December 31,
	2023	2022
Cash, cash equivalents and restricted cash:

Cash	$25,594	$25,955
Short-term deposits	—	15,000
Restricted cash (included within prepaid expenses and other current assets)	2,228	2,159
Money market funds	10,944	—
Total cash, cash equivalents and restricted cash	38,766	43,114

Short-term deposits	78,000	18,000
Marketable securities	51,615	—

Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$168,381	$61,114

Schedule of amortized cost and fair value and contractual maturities of marketable securities

	December 31,
	2023		2022
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
Contractual maturity year:
Within one year	$1,143	$1,108	$—	$—
After one year through five years	49,609	50,507	—	—
Total	$50,752	$51,615	$—	$—

	December 31, 2023
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,367	$37	$(49)	$8,355
Corporate bonds	42,385	999	(124)	43,260
Total	$50,752	$1,036	$(173)	$51,615